BORROWINGS - CAPITAL MANAGEMENT (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Borrowings.	R 25,205.5	R 7,221.2	R 1,995.3
Cash and cash equivalents	2,029.8	928.4	633.4
Net debt	23,175.7	6,292.8	1,361.9
Adjusted EBITDA	R 9,045.1	R 10,270.4	R 6,234.8
Net debt to EBITDA (Ratio)	260.00%	60.00%	20.00%
Leverage ratio, next year	3.5
Leverage ratio, following next year	2.5